Equity-Accounted Investments - Pan Union Joint Venture - Additional Information (Details) $ in Millions		1 Months Ended	12 Months Ended
	Oct. 13, 2017	Jun. 30, 2014 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage			100.00%
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value | $			$ 11.4	$ 16.8
Pan Union Joint Venture | Pan Asia
Schedule of Equity Method Investments [Line Items]
Charter contract period	20 years
Pan Union Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel			3
Pan Union Joint Venture | Shipbuilding supervision and crew training services | 30% Ownership | Pan Asia
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel			1
Pan Union Joint Venture | Shipbuilding supervision and crew training services | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel		4	4
Value of service obligation | $		$ 36.9	$ 8.2	22.6
Amounts due | $		20.3	$ 3.5	$ 10.9
Pan Union Joint Venture | Shipbuilding supervision and crew training services | Newbuildings | 30% Ownership
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel			1
Ownership percentage			30.00%
Pan Union Joint Venture | Shipbuilding supervision and crew training services | Newbuildings | 20% Ownership
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel			2
Ownership percentage			20.00%
Pan Union Joint Venture | Shipbuilding supervision and crew training services | Newbuildings | Fair Value Asset (Liability)
Schedule of Equity Method Investments [Line Items]
Value of service obligation | $		33.3
Amounts due | $		$ 16.5